Off-Balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 285,802,721	$ 185,379,453
Values to be Credited	265,571,211	175,557,313
Values for Collection	$ 1,588,997,510	$ 1,239,948,262